Right-of-use assets and operating lease liabilities (Details Narrative)	Sep. 30, 2025
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years